Repurchase and Resell Agreements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell	₨ 373,053.3	$ 4,917.0	₨ 270,060.0
Securities sold under repurchase agreements, amount outstanding	₨ 151,844.9	$ 2,001.4	₨ 356,059.2
Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days
Securities sold under repurchase agreements, maturity (days)	14 days